Statements Of Financial Highlights (USD $)	3 Months Ended				12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Series 1 Unitholders [Member]
Net loss from operations:
Net investment loss	$ (19.32)		$ (21.83)		$ (85.22)	[1]	$ (82.06)	[1]	$ (75.05)	[1]
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts	$ (69.81)		$ (10.40)		$ (53.38)		$ 184.52		$ (75.84)
Net gains from U.S. Treasury obligations	$ (0.35)		$ (0.10)		$ (0.50)	[1]	$ (0.26)	[1]	$ (8.10)	[1]
Net income (loss) from operations					$ (139.10)		$ 102.20		$ (158.99)
Profit share allocated to Managing Owner	$ 0.00		$ 0.00		$ 0.00		$ 0.00		$ 0.04
Net income (loss) per unit	$ (89.48)		$ (32.33)		$ (139.10)		$ 102.20		$ (159.03)
Net asset value per unit, beginning of period	$ 1,175.07		$ 1,314.17		$ 1,314.17		$ 1,211.97		$ 1,371.00
Net asset value per unit, end of period	$ 1,085.59		$ 1,281.84		$ 1,175.07		$ 1,314.17		$ 1,211.97
RATIOS TO AVERAGE CAPITAL:
Net investment loss	(6.92%)	[2]	(6.72%)	[2]	(6.78%)		(6.66%)		(6.00%)
Total expenses	7.07%	[2]	7.03%	[2]	7.03%		7.03%		7.05%
Profit share allocation	0.00%	[3]	0.00%	[3]	0.00%		0.00%		0.00%
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION	7.07%		7.03%		7.03%		7.03%		7.05%
Total return before profit share allocation	(7.61%)	[3]	(2.46%)	[3]	(10.58%)		8.43%		(11.60%)
Profit share allocation	0.00%	[3]	0.00%	[3]	0.00%		0.00%		0.00%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	(7.61%)		(2.46%)		(10.58%)		8.43%		(11.60%)
Series 2 Unitholders [Member]
Net loss from operations:
Net investment loss	$ (7.33)		$ (8.27)		$ (32.99)		$ (23.37)	[4]
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts	$ (75.22)		$ (10.42)		$ (54.87)		$ 124.78	[4]
Net gains from U.S. Treasury obligations	$ (0.37)		$ (0.11)		$ (0.76)		$ (0.10)	[4]
Net income (loss) from operations					$ (88.62)		$ 101.31	[4]
Profit share allocated to Managing Owner	$ 0.00		$ 0.00		$ 0.00		$ 28.85	[4]
Net income (loss) per unit	$ (82.92)		$ (18.80)		$ (88.62)		$ 72.46	[4]
Net asset value per unit, beginning of period	$ 1,261.94		$ 1,350.56	[4]	$ 1,350.56	[4]	$ 1,278.10	[4]
Net asset value per unit, end of period	$ 1,179.02		$ 1,331.76		$ 1,261.94		$ 1,350.56	[4]
RATIOS TO AVERAGE CAPITAL:
Net investment loss	(2.68%)	[2]	(2.46%)	[2]	(2.52%)		(2.45%)	[4]
Total expenses	2.83%	[2]	2.77%	[2]	2.75%		2.80%	[4]
Profit share allocation	0.00%	[3]	0.00%	[3]	0.00%		2.27%	[4]
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION	2.83%		2.77%		2.75%		5.07%	[4]
Total return before profit share allocation	(6.57%)	[3]	(1.39%)	[3]	(6.56%)		7.20%	[4]
Profit share allocation	0.00%	[3]	0.00%	[3]	0.00%		(1.53%)	[4]
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	(6.57%)		(1.39%)		(6.56%)		5.67%	[4]
Series 3 Unitholders [Member]
Net loss from operations:
Net investment loss	$ (7.36)		$ (7.46)		$ (29.80)	[1]	$ (27.90)	[1]	$ (8.71)	[1],[5]
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts	$ (74.78)		$ (10.43)		$ (55.16)		$ 206.79		$ 58.50	[1],[5]
Net gains from U.S. Treasury obligations	$ (0.38)		$ (0.14)		$ (0.68)	[1]	$ (0.41)	[1]	$ (0.59)	[1],[5]
Net income (loss) from operations					$ (85.64)		$ 178.48		$ 49.20	[1],[5]
Profit share allocated to Managing Owner	$ 0.00		$ (0.02)		$ 0.06		$ 47.12		$ 8.67	[1],[5]
Net income (loss) per unit	$ (82.52)		$ (18.05)		$ (85.70)		$ 131.36		$ 40.53	[1],[5]
Net asset value per unit, beginning of period	$ 1,267.10		$ 1,352.80		$ 1,352.80		$ 1,221.44	[1],[5]	$ 1,180.91	[1],[5]
Net asset value per unit, end of period	$ 1,184.58		$ 1,334.75		$ 1,267.10		$ 1,352.80		$ 1,221.44	[1],[5]
RATIOS TO AVERAGE CAPITAL:
Net investment loss	(2.43%)	[2]	(2.22%)	[2]	(2.27%)		(2.19%)		(2.14%)	[1],[5]
Total expenses	2.58%	[2]	2.52%	[2]	2.50%		2.55%		2.61%	[1],[5]
Profit share allocation	0.00%	[3]	0.00%	[3]	0.01%		3.70%		0.71%	[1],[5]
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION	2.58%		2.52%		2.51%		6.25%		3.32%	[1],[5]
Total return before profit share allocation	(6.51%)	[3]	(1.29%)	[3]	(6.33%)		13.71%		4.17%	[1],[5]
Profit share allocation	0.00%	[3]	(0.04%)	[3]	(0.01%)		(2.96%)		(0.74%)	[1],[5]
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	(6.51%)		(1.33%)		(6.34%)		10.75%		3.43%	[1],[5]
Series 4 Unitholders [Member]
Net loss from operations:
Net investment loss	$ (1.36)		$ (0.72)		$ (3.46)	[1]	$ (0.38)	[1],[6]
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts	$ (77.19)		$ (10.04)		$ (54.83)		$ 51.13	[6]
Net gains from U.S. Treasury obligations	$ (0.44)		$ (0.15)		$ (0.63)	[1]	$ (0.07)	[1],[6]
Net income (loss) from operations					$ (58.92)		$ 50.68	[6]
Profit share allocated to Managing Owner	$ 0.00		$ 0.00
Net income (loss) per unit	$ (78.99)		$ (10.91)
Net asset value per unit, beginning of period	$ 1,307.09		$ 1,366.01	[6]	$ 1,366.01	[6]	$ 1,315.33	[6]
Net asset value per unit, end of period	$ 1,228.10		$ 1,355.10		$ 1,307.09		$ 1,366.01	[6]
RATIOS TO AVERAGE CAPITAL:
Net investment loss	(0.43%)	[2]	(0.21%)	[2]	(0.26%)		(0.17%)	[6]
Total expenses	0.58%	[2]	0.52%	[2]	0.49%		0.47%	[6]
Profit share allocation	0.00%	[3]	0.00%	[3]
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION	0.58%		0.52%
Total return before profit share allocation	(6.04%)	[3]	(0.80%)	[3]
Profit share allocation	0.00%	[3]	0.00%	[3]
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	(6.04%)		(0.80%)		(4.31%)		3.85%	[6]

[1]	Calculated based on the weighted average number of units during the year, see Note 7.
[2]	annualized
[3]	not annualized
[4]	Series 2 units were first issued on April 1, 2010. Net investment loss and total expense ratios for the period ended December 31, 2010 have been annualized.
[5]	* Series 3 units were first issued on September 1, 2009. Net investment loss and total expense ratios for the period ended December 31, 2009 have been annualized.
[6]	Series 4 units were first issued on November 1, 2010. Net investment loss and total expense ratios for the period ended December 31, 2010 have been annualized.